FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INCOME
Income from short-term investments	R$ 182,639	R$ 108,057	R$ 87,241
Interest income and other financial income	66,385	86,035	135,972
Financial Income	249,024	194,092	223,213
Interest on debt	(1,059,841)	(1,022,460)	(938,120)
Monetary variation and other financial expenses	(373,246)	(426,001)	(531,634)
Financial Expenses	(1,433,087)	(1,448,461)	(1,469,754)
Exchange Variation, net	(108,373)	(204,291)	(247,555)
Bonds repurchase expenses	(264,687)	(239,273)	0
Tax credits monetary update	788,741	0	0
Gains and losses on derivative financial instruments, net	17,928	(774)	(15,118)
Financial result, net	R$ (750,454)	R$ (1,698,707)	R$ (1,509,214)